Segmented Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segmented Information

20.	Segmented Information

Operations by reportable segment for the nine months ending September 30, 2025 and 2024 are as follows:

	Nine Months Ended September 30, 2025
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$24,015,853	$2,453,371	$-	$26,469,224
Cost of sales	16,092,884	2,014,951	-	18,107,835
Gross profit	7,922,969	438,420	-	8,361,389

Operating expenses
Advertising and promotion	57,907	64,681	101,418	224,006
Depreciation and amortization	1,097,421	7,125	598,916	1,703,462
Wages and salaries	1,316,151	667,691	3,281,389	5,265,231
Office and general expenses	1,900,115	294,250	337,301	2,531,666
License and compliance	572,135	28,622	(2,152)	598,605
Research and development expenses	19,696	-	-	19,696
Legal and professional fees	305,525	73,514	708,370	1,087,409
Insurance expenses	18,105	6,198	307,051	331,354
Excise and other taxes	224,139	25,433	2,084	251,656
Lease expenses	262,021	182,932	83,301	528,254
Other losses	2,035	-	-	2,035
Travel and business development	147,515	1,860	85,144	234,519
Total operating expenses	5,922,765	1,352,306	5,502,822	12,777,893

Income (loss) from operations	2,000,204	(913,886)	(5,502,822)	(4,416,504)

Other expense
Interest expense	378,342	2,339	1,426,593	1,807,274
Change in fair value derivative liability	-	-	(2,134,953)	(2,134,953)
Other expense (income)	-	-	15,343	15,343
Total other expense	378,342	2,339	(693,017)	(312,336)

Income (loss) before provision for income taxes	1,621,862	(916,225)	(4,809,805)	(4,104,168)

Provision for income taxes	17,647	-	2,349,420	2,367,067
Net income (loss) and comprehensive income (loss)	1,604,215	(916,225)	(7,159,225)	(6,471,235)

Foreign currency translation	-	-	-	-
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$1,604,215)	$(916,225)	$(7,159,225)	$(6,471,235)

	Nine Months Ended September 30, 2024
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$19,621,142	$2,884,249	$-	$22,505,391
Cost of sales	13,682,586	1,528,486	-	15,211,072
Gross profit	5,938,556	1,355,763	-	7,294,319

Operating expenses
Advertising and promotion	146,019	179,340	25,488	350,847
Depreciation and amortization	1,212,099	90,157	110,569	1,412,825
Wages and salaries	1,411,125	636,978	2,155,783	4,203,886
Office and general expenses	1,016,674	318,936	458,455	1,794,065
License and compliance	85,136	32,034	287	117,457
Research and development expenses	15,412	-	244	15,656
Legal and professional fees	153,272	43,181	651,306	847,759
Insurance expenses	1,485	42,982	275,640	320,107
Excise and other taxes	99,102	41,405	1,336	141,843
Lease expenses	469,278	(17,000)	37,801	490,079
Other (gains) losses	-	(6,415)	7,812	1,397
Travel and business development	47,966	15,143	213,455	276,564
Total operating expenses	4,657,568	1,376,741	3,938,176	9,972,485

Income (loss) from operations	1,280,988	(20,978)	(3,938,176)	(2,678,166)

Other expense
Interest expense	186,743	150,380	4,320,590	4,657,713
Change in fair value derivative liability	-	-	5,012,433	5,012,433
Loss on extinguishment of debt	-	-	2,883,245	2,883,245
Other expense	-	-	4,385	4,385
Total other expense	186,743	150,380	12,220,653	12,557,776

Income (loss) before provision for income taxes	1,094,245	(171,358)	(16,158,829)	(15,235,942)

Provision for income taxes	-	-	2,203,377	2,203,377
Net income (loss) and comprehensive income (loss)	1,094,245	(171,358)	(18,362,206)	(17,439,319)

Foreign currency translation	-	-	7,314	7,314
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$1,094,245	$(171,358)	$(18,369,520)	$(17,446,633)

23.	Segmented Information

Operations by reportable segment for the year ending December 31, 2024 and 2023 are as follows:

	Year Ended December 31, 2024
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$24,586,764	$3,908,683	$-	$28,495,447
Cost of sales	17,544,172	2,011,107	-	19,555,279
Gross profit	7,042,592	1,897,576	-	8,940,168

Operating expenses
Advertising and promotion	176,777	236,856	27,233	440,866
Depreciation and amortization	1,731,522	117,032	52,265	1,900,819
Wages and salaries	2,041,058	847,036	2,990,555	5,878,649
Office and general expenses	1,706,632	541,955	734,900	2,983,487
Research and development expenses	18,739	-	244	18,983
Legal and professional fees	307,950	54,066	1,011,899	1,373,915
Insurance expenses	2,197	45,989	386,952	435,138
Excise and other taxes	55,450	-	-	55,450
Lease expenses	60,124	(17,000)	672,994	716,118
Loss on impairment of goodwill, intangible and long-lived assets	-	2,414,485	246,899	2,661,384
Other (gains) losses	-	(6,415)	7,812	1,397
Travel and business development	80,175	18,401	361,231	459,807
Total operating expenses	6,180,624	4,252,405	6,492,984	16,926,013

Loss from operations	861,968	(2,354,829)	(6,492,984)	(7,985,845)

Other expense
Interest expense	1,257,809	201,376	3,696,103	5,155,288
Loss (gain) on extinguishment of debt	-	-	2,935,029	2,935,029
Change in fair value of contingent consideration	-	-	(855,000)	(855,000)
Change in fair value derivative liability	12,727	-	6,100,758	6,113,485
Other expense (income)	(8,902)	-	(11,474)	(20,376)
Total other expense	1,261,634	201,376	11,865,416	13,328,426

Loss before provision for income taxes	(399,666)	(2,556,205)	(18,358,400)	(21,314,271)

Provision for income taxes	323	-	3,306,920	3,307,243
Net loss and comprehensive loss	(399,989)	(2,556,205)	(21,665,320)	(24,621,514)

Foreign currency translation	-	-	7,314	7,314
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$(399,989)	$(2,556,205)	$(21,672,634)	$(24,628,828)

	Year Ended December 31, 2023
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$26,269,738	$4,339,613	$-	$30,609,351
Cost of sales	18,235,881	2,355,536	-	20,591,417
Gross profit	8,033,857	1,984,077	-	10,017,934

Operating expenses
Advertising and promotion	452,657	223,495	18,669	694,821
Depreciation and amortization	1,784,858	111,849	47,397	1,944,104
Wages and salaries	2,384,726	772,196	2,699,164	5,856,086
Office and general expenses	1,455,601	450,226	928,471	2,834,298
Research and development expenses	78,527	-	123,897	202,424
Legal and professional fees	204,080	39,152	1,545,786	1,789,018
Insurance expenses	9,201	24,698	428,678	462,577
Excise and other taxes	75,508	(50,976)	-	24,532
Lease expenses	587,503	30,875	83,547	701,925
Loss on impairment of goodwill, intangible and long-lived assets	-	-	30,026,458	30,026,458
Other (gains) losses	1,199,737	11,593	-	1,211,330
Travel and business development	313,248	20,363	207,453	541,064
Total operating expenses	8,545,646	1,633,471	36,109,520	46,288,637

Income (loss) from operations	(511,789)	350,606	(36,109,520)	(36,270,703)

Other expense
Interest expense	228,447	192,943	4,154,188	4,575,578
Loss (gain) on extinguishment of debt	-	-	(1,978)	(1,978)
Change in fair value of contingent consideration	-	-	-	-
Change in fair value derivative liability	-	-	(399,066)	(399,066)
Other expense (income)	-	-	(516,974)	(516,974)
Total other expense	228,447	192,943	3,236,170	3,657,560

Income (loss) before provision for income taxes	(740,236)	157,663	(39,345,690)	(39,928,263)

Provision for income taxes	-	-	(4,959,178)	(4,959,178)
Net income (loss) and comprehensive income (loss)	(740,236)	157,663	(34,386,512)	(34,969,085)

Foreign currency translation	-	-	(174,961)	(174,961)
Net income and comprehensive income attributable to non-controlling interest	-	-	(142,689)	(142,689)
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$(740,236)	$157,663	$(34,068,862)	$(34,651,435)